Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Hubbell’s Compensation Committee follows a comprehensive process for granting equity awards, including with respect to the timing of such awards. The Compensation Committee’s practice is to grant all equity awards, including SARS, on a predetermined schedule. In the first quarter of any new fiscal year, typically in February, the Compensation Committee approves, after review and benchmarking with its outside compensation consultant, Exequity, the executive compensation program design, including the value and amount of the SARs to be awarded to executive officers. We have not timed the disclosure of material non-public information for the purposes of affecting the value of executive compensation. We currently grant SARs for a fiscal year outside of the period that is four business days before to one business day after the filing of Hubbell’s Annual Report on Form 10-K for the fiscal year, or the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. These “off cycle” awards are granted only on a limited basis. During fiscal 2025, we did not grant any stock options (or similar awards), including SARs, to any of our Named Executive Officers during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Method	We currently grant SARs for a fiscal year outside of the period that is four business days before to one business day after the filing of Hubbell’s Annual Report on Form 10-K for the fiscal year, or the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that discloses material nonpublic information. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. These “off cycle” awards are granted only on a limited basis.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false